Securities (Tables)	12 Months Ended
Dec. 31, 2025
Securities [Abstract]
Summary of securities	Composition of securities net of expected credit losses:

	12/31/2025	12/31/2024
Fair value through other comprehensive income - FVOCI
Financial treasury bills (LFT)	12,088,911	10,637,587
National treasury bills (LTN)	4,405,497	1,814,818
National treasury notes (NTN)	3,803,839	3,731,416
Securities issued abroad	3,734,933	3,830,102
Commercial promissory notes	562,765	593,027
Certificates of real estate receivables	69,351	49,853
Certificates of agricultural receivables	38,320	63,141
Debentures	18,626	33,880
Investment fund shares (a)	—	158,714
Subtotal	24,722,242	20,912,538

Amortized cost
National treasury notes (NTN)	704,788	671,839
National treasury bills (LTN)	596,348	517,650
Rural product bill	557,229	423,690
Securities issued abroad	405,523	—
Subtotal	2,263,888	1,613,179

Fair value through profit or loss - FVTPL
Investment fund shares	539,184	293,216
Certificates of real estate receivables	496,569	227,337
Financial treasury bills (LFT)	483,983	451,424
Commercial promissory notes	160,728	25,069
Debentures	137,024	125,192
Certificates of agricultural receivables	122,382	83,368
Securities issued abroad	29,148	—
Bank deposit certificates	22,619	101,043
Financial bills (LF)	18,276	—
Development bills of credit	5,625	—
Agribusiness credit bills (LCA)	5,535	36,709
National treasury notes (NTN)	1,614	28,960
Real estate credit bills (LCI)	1,506	1,516
Subtotal	2,024,193	1,373,834

Total	29,010,323	23,899,551

(a) Previously classified as FVOCI and transferred to FVTPL in the current fiscal year. The change was made to reflect management strategy and there was no impact on the profit of the year.
As of December 31, 2025, the expected loss on securities totaled R$46,717, broken down as follows: R$28,259 (60.5%) in stage 1, R$4,981 (10.7%) in stage 2, and R$13,477 (28.8%) in stage 3 (As of December 31, 2024, the expected loss totaled R$53,770, broken down as follows: R$30,487 (56.7%) in stage 1, R$11,297 (21.0%) in stage 2, and R$11,986 (22.3%) in stage 3).
Inter&Co classifies R$27,066,513 (93.3%) of the portfolio as low credit risk, mainly due to the predominance of Federal Government Bonds (Brazil). For this reason, no provisions for expected credit loss are made for this portion (As of December 31, 2024 totaled R$21,667,810 (92.7%)).
The remaining R$1,952,810 (6.7%) of the portfolio corresponds to assets that have inherent credit risk, and are therefore subject to assessment for the establishment of provisions (As of December 31, 2024 totaled R$1,698,105 (7.3%)).
Credit risk securities are classified as follows: R$2,124,821 (77.1%) in stage 1, R$75,862 (2.8%) in stage 2 and R$17,956 (0.7%) in stage 3 (As of December 31, 2024 were classified: R$1,618,185 (6.9%) in stage 1, R$54,986 (0.2%) in stage 2 and R$24,934 (0.1%) in stage 3).

Summary of carrying amount of securities by maturity

	12/31/2025
	Up to 3 months	3 months to 1 year	1 year to 3 years	From 3 to 5 years	Above 5 years	Book value
Fair value through other comprehensive income - FVOCI	1,001,238	3,226,917	8,905,899	4,130,580	7,457,608	24,722,242
Financial treasury bills (LFT)	7,053	17,979	5,560,970	1,766,182	4,736,727	12,088,911
National treasury bills (LTN)	—	426,846	1,052,186	934,293	1,992,172	4,405,497
National treasury notes (NTN)	—	2,045	1,963,930	1,297,121	540,743	3,803,839
Securities issued abroad	992,815	2,742,118	—	—	—	3,734,933
Commercial promissory notes	488	—	297,608	104,056	160,613	562,765
Certificates of real estate receivables	220	32,543	19,344	5,589	11,655	69,351
Certificates of agricultural receivables	446	568	11,568	10,040	15,698	38,320
Debentures	216	4,818	293	13,299	—	18,626

Amortized cost	93,279	222,697	1,323,217	624,695	—	2,263,888
National treasury notes (NTN)	—	—	185,700	519,088	—	704,788
National treasury bills (LTN)	—	—	540,540	55,808	—	596,348
Rural product bill	93,279	222,697	191,454	49,799	—	557,229
Securities issued abroad	—	—	405,523	—	—	405,523

Fair value through profit or loss - FVTPL	618,372	173,717	574,396	387,007	270,701	2,024,193
Investment fund shares	539,184	—	—	—	—	539,184
Certificates of real estate receivables	35	151,933	55,605	138,836	150,160	496,569
Financial treasury bills (LFT)	43,260	543	388,952	51,228	—	483,983
Commercial promissory notes	—	—	25,081	135,647	—	160,728
Debentures	124	1,869	45,150	25,035	64,846	137,024
Certificates of agricultural receivables	264	2,618	40,987	30,395	48,118	122,382
Securities issued abroad	29,148	—	—	—	—	29,148
Bank deposit certificates	5,405	11,467	5,057	448	242	22,619
Financial bills (LF)	—	2,907	9,465	—	5,904	18,276
Development bills of credit	—	289	—	5,336	—	5,625
Agribusiness credit bills (LCA)	323	1,215	3,990	7	—	5,535
National treasury notes (NTN)	—	32	76	75	1,431	1,614
Real estate credit bills (LCI)	629	844	33	—	—	1,506
Total	1,712,889	3,623,331	10,803,512	5,142,282	7,728,309	29,010,323

	12/31/2024
	Up to 3 months	3 months to 1 year	1 year to 3 years	From 3 to 5 years	Above 5 years	Book value
Fair value through other comprehensive income - FVOCI	906,003	3,694,441	2,912,511	8,559,626	4,839,957	20,912,538
Financial treasury bills (LFT)	—	—	1,031,372	7,612,413	1,993,802	10,637,587
Securities issued abroad	431,417	3,398,685	—	—	—	3,830,102
National treasury notes (NTN)	—	168,034	1,005,067	404,732	2,153,583	3,731,416
National treasury bills (LTN)	451,864	—	744,217	343,973	274,764	1,814,818
Commercial promissory notes	—	122,555	100,993	117,240	252,239	593,027
Investment fund shares	—	—	7,251	31,049	120,414	158,714
Certificates of agricultural receivables	10,298	—	23,476	29,367	—	63,141
Certificates of real estate receivables	11,320	—	—	6,075	32,458	49,853
Debentures	1,104	5,167	135	14,777	12,697	33,880

Amortized cost	—	159,232	719,935	62,173	671,839	1,613,179
National treasury notes (NTN)	—	—	—	—	671,839	671,839
National treasury bills (LTN)	—	—	469,309	48,341	—	517,650
Rural product bill	—	159,232	250,626	13,832	—	423,690

Fair value through profit or loss - FVTPL	362,169	257,234	314,459	124,766	315,206	1,373,834
Financial treasury bills (LFT)	21,622	219,135	194,586	10,977	5,104	451,424
Investment fund shares	288,707	—	4,509	—	—	293,216
Certificates of real estate receivables	154	35	10,906	36,137	180,105	227,337
Debentures	27,854	168	9,176	11,604	76,390	125,192
Bank deposit certificates	23,002	7,759	68,489	412	1,381	101,043
Certificates of agricultural receivables	32	61	19,374	40,533	23,368	83,368
Agribusiness credit bills (LCA)	642	28,808	7,192	34	33	36,709
National treasury notes (NTN)	—	—	135	—	28,825	28,960
Commercial promissory notes	—	—	—	25,069	—	25,069
Real estate credit bills (LCI)	156	1,268	92	—	—	1,516
Total	1,268,172	4,110,907	3,946,905	8,746,565	5,827,002	23,899,551

Summary of securities issued

	12/31/2025	12/31/2024
Real estate credit bills	11,163,760	9,182,632
Financial bills	1,245,287	337,952
Real estate guaranteed credit bills	1,194,836	185,017
Agribusiness credit bills	523,261	184,618
Total	14,127,144	9,890,219